Income tax and deferred tax	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Income tax and deferred tax

Note	32 | Income tax and deferred tax

The breakdown of income tax, determined in accordance with the provisions of IAS 12 is as follows:

	12.31.25	12.31.24	12.31.23
Deferred tax	60,888	100,817	(268,890)
Current tax	(116,903)	-	-
Difference between provision and tax return	3,919	2,907	(1,223)
Income tax (expense) benefit	(52,096)	103,724	(270,113)

The detail of the income tax expense for the year includes two effects: (i) the current tax for the year payable in accordance with the tax legislation applicable to the Company; and (ii) the effect of applying the deferred tax method on the temporary differences arising from the valuation of assets and liabilities for accounting and tax purposes.

The breakdown of deferred tax assets and liabilities is as follows:

	12.31.24	Result from exposure to inflation	Charged to Profit and loss	Charged to Other comprenhen- sive income / Equity	12.31.25
Deferred tax assets
Tax loss carryforward	19,336	(4,637)	(14,699)	-	-
Trade receivables and other receivables	6,065	(1,455)	5,540	-	10,150
Salaries and social security taxes payable	9,746	(2,337)	3,478	-	10,887
Tax liabilities	254	(61)	(79)	-	114
Provisions	13,671	(3,279)	6,620	-	17,012
Deferred tax asset	49,072	(11,769)	860	-	38,163

Deferred tax liabilities:
Property, plant and equipment	(825,162)	197,895	(152,057)	-	(779,324)
Trade payables and other payables	(20,755)	4,978	13,622	-	(2,155)
Benefit plans	(678)	163	(1)	(616)	(1,132)
Financial assets at fair value through profit or loss	(44,195)	10,599	(54,465)	-	(88,061)
Borrowings	(6,952)	1,667	(2,793)	-	(8,078)
Tax inflation adjustment	(56,108)	13,456	42,652	-	-
Deferred tax liability	(953,850)	228,758	(153,042)	(616)	(878,750)

Net deferred tax liability	(904,778)	216,989	(152,182)	(616)	(840,587)

	12.31.23	Result from exposure to inflation	Charged to Profit and loss	Charged to Other comprenhen- sive income / Equity	12.31.24
Deferred tax assets
Tax loss carryforward	75,856	(41,022)	(15,498)	-	19,336
Trade receivables and other receivables	6,973	(3,772)	2,864	-	6,065
Salaries and social security taxes payable	5,695	(3,080)	7,164	(33)	9,746
Tax liabilities	299	(162)	117	-	254
Provisions	12,862	(6,955)	7,764	-	13,671
Deferred tax asset	101,685	(54,991)	2,411	(33)	49,072

Deferred tax liabilities:
Property, plant and equipment	(809,573)	437,807	(453,396)	-	(825,162)
Trade payables and other payables	20,015	(10,824)	(29,946)	-	(20,755)
Benefit plans	2,027	(1,096)	-	(1,609)	(678)
Financial assets at fair value through profit or loss	(49,393)	26,711	(21,513)	-	(44,195)
Borrowings	(37)	20	(6,935)	-	(6,952)
Tax inflation adjustment	(271,584)	146,869	68,607	-	(56,108)
Deferred tax liability	(1,108,545)	599,487	(443,183)	(1,609)	(953,850)

Net deferred tax liability	(1,006,860)	544,496	(440,772)	(1,642)	(904,778)

As of December 31, 2024, the accumulated tax losses do not exceed their recoverable value.

Based on the guidelines provided for in IFRIC 23 “Uncertainty over income tax treatments”, the Company has restated for inflation the cumulative tax losses and fixed assets depreciation related to additions made prior to January 1, 2018, using the wholesale price index, general level (WPI) and the consumer price index, general level (CPI), respectively. This criterion has been adopted taking into consideration that the effective income tax rate shows a confiscatory result, in line with the Supreme Court of Justice of Argentina’s decision rendered in the case entitled “Telefónica de Argentina SA and Another vs/EN-AFIP-DGI, General Tax Bureau” on October 25, 2022.

The reconciliation between the income tax (expense) benefit recognized in profit or loss and the amount that would result from applying the applicable tax rate to the accounting profit before taxes, is as follows:

	12.31.25	12.31.24	12.31.23
Income for the year before taxes	291,332	254,257	521,881
Applicable tax rate	35%	35%	35%
Result for the year at the tax rate	(101,966)	(88,990)	(182,658)
Gain on net monetary position	141,911	417,192	283,398
Adjustment effect on tax inflation	(95,566)	(227,248)	(369,523)
Non-taxable income	(393)	(137)	(107)
Difference between provision and tax return	3,918	2,907	(1,223)
Income tax (expense) benefit	(52,096)	103,724	(270,113)

The income tax payable, net of withholdings is as follows:

	12.31.25	12.31.24
Current
Tax payable	116,903	-
Tax withholdings	(23,278)	-
Total current	93,625	-